                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003


Check here if Amendment [X]; Amendment Number: 1
                                              ---
    This Amendment (Check only one.):  [X] is a restatement.
                                       [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Lodestar Investment Counsel, LLC
Address:          208 South LaSalle Street, Suite 1710
                  Chicago, Illinois 60604


Form 13F File Number: 28-7076


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:    William A. Goldstein
Title:   President
Phone:   312-630-9666


Signature, Place, and Date of Signing:

    /s/ William A. Goldstein            Chicago, Illinois       August 24,  2005


Report Type (Check only one.):


         [ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.


         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)


List of Other Managers Reporting for this Manager: None


Report Summary:


Number of Other Included Managers:       1


Form 13F Information Table Entry Total:  118


Form 13F Information Table Value Total:  $290,571,000


List of Other Included Managers:

         (01) The Privatebank and Trust Company, 28-10834


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                December 31, 2003

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2 COLUMN 3 COLUMN 4      COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                      TITLE OF           VALUE      SHRS OR  SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP   [x$1000]    PRN AMT  PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                       COM  88579Y101     2057      24186   SH           Defined 01                                 24186
Abbott Laboratories              COM  002824100     1243      26683   SH           Defined 01                                 26683
Albertson's Inc.                 COM  013104104      883      38998   SH           Defined 01                                 38998
Alcoa                            COM  013817101      320       8408   SH           Defined 01                                  8408
Ameren Corp.                     COM  023608102      926      20141   SH           Defined 01                                 20141
American Express                 COM  025816109     7804     161812   SH           Defined 01                                161812
American International Group     COM  026874107     4819      72704   SH           Defined 01                                 72704
Anadarko Petroleum               COM  032511107     2193      43000   SH           Defined 01                                 43000
Archstone-Smith Trust            COM  039583109      320      11448   SH           Defined 01                                 11448
Associated Banc-Corp             COM  045487105      310       7235   SH           Defined 01                                  7235
BP PLC                           COM  055622104     5092     103187   SH           Defined 01                                103187
Bank One                         COM  06423A103    10560     231629   SH           Defined 01                                231629
Bank of Montreal                 COM  063671101      247       5974   SH           Defined 01                                  5974
Bankamerica Corporation          COM  060505104     8248     102553   SH           Defined 01                                102553
Berkshire Hathaway C1 B          COM  084670207      366        130   SH           Defined 01                                   130
Bristol Myers Squibb             COM  110122108     4363     152544   SH           Defined 01                                152544
Burlington Resources             COM  122014103      585      10560   SH           Defined 01                                 10560
Cardinal Health                  COM  14149y108      211       3450   SH           Defined 01                                  3450
Cedar Fair L.P. Dep. Rcts.       COM  150185106     1165      37900   SH           Defined 01                                 37900
Chevron Texaco Corporation       COM  166764100      474       5487   SH           Defined 01                                  5487
Chubb Corporation                COM  171232101      279       4100   SH           Defined 01                                  4100

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                December 31, 2003

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2 COLUMN 3 COLUMN 4      COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                      TITLE OF           VALUE      SHRS OR  SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP   [x$1000]    PRN AMT  PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                    COM  17275R102      733      30253   SH           Defined 01                                 30253
Citigroup                        COM  172967101     1011      20820   SH           Defined 01                                 20820
Coca Cola                        COM  191216100      947      18653   SH           Defined 01                                 18653
Colgate Palmolive Company        COM  194162103      241       4815   SH           Defined 01                                  4815
ConocoPhillips                   COM  20825C104      261       3974   SH           Defined 01                                  3974
Costco Wholesale Corporation     COM  22160K105      720      19362   SH           Defined 01                                 19362
Dell, Inc.                       COM  24702R101      527      15505   SH           Defined 01                                 15505
Dover Corporation                COM  260003108     3621      91100   SH           Defined 01                                 91100
Dow Chemical                     COM  260543103      374       9000   SH           Defined 01                                  9000
DuPont                           COM  263534109      500      10900   SH           Defined 01                                 10900
Eli Lilly & Company              COM  532457108     1185      16850   SH           Defined 01                                 16850
Emerson Electric                 COM  291011104     1353      20900   SH           Defined 01                                 20900
Exxon Mobil Corp.                COM  30231g102     9798     238981   SH           Defined 01                                238981
Fannie Mae                       COM  313586109      383       5100   SH           Defined 01                                 51000
Federated Department Stores Inc. COM  31410H101     6841     145162   SH           Defined 01                                145162
First Data Corp.                 COM  319963104     1479      36000   SH           Defined 01                                 36000
First Health Group Corp.         COM  320960107      433      22200   SH           Defined 01                                 22200
Fortune Brands                   COM  349631101      570       7975   SH           Defined 01                                  7975
General Electric                 COM  369604103    11791     380589   SH           Defined 01                                380589
Genoil Inc.                      COM  371924101        2      15000   SH           Defined 01                                 15000
H&R Block                        COM  093671105      886      16000   SH           Defined 01                                 16000
H.J. Heinz                       COM  423074103      258       7083   SH           Defined 01                                  7083

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                December 31, 2003

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2 COLUMN 3 COLUMN 4      COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                      TITLE OF           VALUE      SHRS OR  SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP   [x$1000]    PRN AMT  PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Hershey Foods                    COM  427866108      468       6080   SH           Defined 01                                  6080
Hewlett-Packard                  COM  428236103     1986      86461   SH           Defined 01                                 86461
Hillenbrand Industries           COM  431573104     9314     150079   SH           Defined 01                                150079
Home Depot                       COM  437076102     8307     234066   SH           Defined 01                                234066
IMS Health Inc.                  COM  449934108      651      26188   SH           Defined 01                                 26188
Illinois Tool Works Inc.         COM  452308109      484       5765   SH           Defined 01                                  5765
Intel                            COM  458140100    13834     431642   SH           Defined 01                                431642
International Business Machine   COM  459200101      758       8181   SH           Defined 01                                  8181
Japan Equity Fund                COM  471057109       71      10669   SH           Defined 01                                 10669
Johnson & Johnson                COM  478160104     8174     158232   SH           Defined 01                                158232
Kellogg                          COM  487836108     5401     141835   SH           Defined 01                                141835
Kimberly Clark Corp.             COM  494368103     1521      25737   SH           Defined 01                                 25737
Kinder Morgan Energy Limited P   COM  494550106      493      10000   SH           Defined 01                                 10000
Koninklijke Philips Electronic   COM  500472303     2228      76598   SH           Defined 01                                 76598
MB Financial Inc.                COM  55264U108      534      14682   SH           Defined 01                                 14682
Marsh & McLennan                 COM  571748102     7053     147275   SH           Defined 01                                147275
Medco Health Solutions Com       COM  58405U102      455      13381   SH           Defined 01                                 13381
Medtronic Inc.                   COM  585055106     1509      31049   SH           Defined 01                                 31049
Merck & Co.                      COM  589331107     5567     120501   SH           Defined 01                                120501
MicroSoft Corporation            COM  594918104     8802     321576   SH           Defined 01                                321576
Moodys Corporation               COM  615369105      251       4150   SH           Defined 01                                  4150
Nestle S.A. Registered Voting    COM  641069406    15562     249140   SH           Defined 01                                249140

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                December 31, 2003

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2 COLUMN 3 COLUMN 4      COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                      TITLE OF           VALUE      SHRS OR  SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP   [x$1000]    PRN AMT  PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.          COM  651229106      751      32986   SH           Defined 01                                 32986
Nordstrom Inc.                   COM  655664100     2312      67417   SH           Defined 01                                 67417
Pepsico                          COM  713448108     1083      23220   SH           Defined 01                                 23220
Pfizer                           COM  717081103     7641     216263   SH           Defined 01                                216263
Pitney Bowes                     COM  724479100     5283     130050   SH           Defined 01                                130050
Plum Creek Timber                COM  729251108     4150     136290   SH           Defined 01                                136290
Principal Financial Group        COM  74251V102    11298     341650   SH           Defined 01                                341650
Procter & Gamble                 COM  742718109     4766      47721   SH           Defined 01                                 47721
Prologis Trust SBI               COM  743410102      526      16405   SH           Defined 01                                 16405
Provident Financial Group        COM  743866105      270       8437   SH           Defined 01                                  8437
Royal Dutch Petroleum            COM  780257804     5696     108720   SH           Defined 01                                108720
SBC Communications Inc. Com      COM  78387G103     6628     254232   SH           Defined 01                                254232
Sara Lee                         COM  803111103      341      15706   SH           Defined 01                                 15706
Schering-Plough                  COM  806605101      729      41907   SH           Defined 01                                 41907
Sherwin Williams Co.             COM  824348106      313       9000   SH           Defined 01                                  9000
Simon Property Group New Com R   COM  828806109      672      14508   SH           Defined 01                                 14508
Target Corporation               COM  87612E106      322       8375   SH           Defined 01                                  8375
The Tribune Company              COM  896047107     8058     156171   SH           Defined 01                                156171
Tiffany & Co. New                COM  886547108     7085     156742   SH           Defined 01                                156742
Viacom Inc. Cl. B                COM  925524308     2659      59920   SH           Defined 01                                 59920
Vodafone Group PLC(New)          COM  92857W100      981      39181   SH           Defined 01                                 39181
Wal-Mart Stores Inc.             COM  931142103     1671      31499   SH           Defined 01                                 31499

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                December 31, 2003

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2 COLUMN 3 COLUMN 4      COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                      TITLE OF           VALUE      SHRS OR  SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP   [x$1000]    PRN AMT  PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                     COM  931422109     2955      81237   SH           Defined 01                                 81237
Walt Disney Company              COM  254687106     5609     240430   SH           Defined 01                                240430
Walter Industries                COM  93317Q105      133      10000   SH           Defined 01                                 10000
Waste Management                 COM  94106L109      927      31306   SH           Defined 01                                 31306
Whole Foods Market               COM  966837106      564       8400   SH           Defined 01                                  8400
William Wrigley Co.              COM  982526105      259       4600   SH           Defined 01                                  4600
Wyeth                            COM  983024100     2116      49841   SH           Defined 01                                 49841
Zimmer Holdings, Inc.            COM  98956P102      350       4973   SH           Defined 01                                  4973
Reckson Assoc. Realty Corp Ser   PFD  75621K205      202       8000   SH           Defined 01                                  8000
Chubb Corp Equity Uts 7% Due 8        171232507      429      14900   SH           Defined 01                                 14900
AIM Premier Equity Fund Cl A     FUND 008879306      104  11047.808   SH           Defined 01                             11047.808
Ameristock                       FUND 03071F104      931  23630.811   SH           Defined 01                             23630.811
Artisan Small Cap Fund           FUND 04314H105      186  13093.622   SH           Defined 01                             13093.622
Bramwell Growth Fund             FUND 105114102     1979 102065.964   SH           Defined 01                            102065.964
Capital World Grw & Incm Com     FUND 140543109      248   8285.314   SH           Defined 01                              8285.314
Columbia Acorn Tr. Fnd. - Clas   FUND 197199409      490  21709.254   SH           Defined 01                             21709.254
Dodge & Cox Stock Fund           FUND 256219106     1994  17528.613   SH           Defined 01                             17528.613
Fundamental Investors Inc.       FUND 360802102      572  19843.877   SH           Defined 01                             19843.877
Investment Company of America    FUND 461308108      499  17314.641   SH           Defined 01                             17314.641
Nations International Value Fu   FUND 638581470      586  30413.848   SH           Defined 01                             30413.848
Schwab Total Stock Market Sele   FUND 808509756      187  10173.184   SH           Defined 01                             10173.184
Skyline Special Equities Fund    FUND 830833208     1796  64640.196   SH           Defined 01                             64640.196

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                December 31, 2003

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2 COLUMN 3 COLUMN 4      COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                      TITLE OF           VALUE      SHRS OR  SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP   [x$1000]    PRN AMT  PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Templeton World Fund Cl A        FUND 880196100      243  14393.104   SH           Defined 01                             14393.104
Third Avenue International Val   FUND 884116500      415  28432.793   SH           Defined 01                             28432.793
Tweedy Browne Global Value Fun   FUND 901165100      568  29050.230   SH           Defined 01                             29050.230
Vanguard Group Wellington Fund   FUND 949527105      394  13665.015   SH           Defined 01                             13665.015
Wasatch Advisors Funds - Small   FUND 936772102     1031  28957.860   SH           Defined 01                             28957.860
Wasatch Core Growth Fund         FUND 936772201      244   6616.120   SH           Defined 01                              6616.120
Washington Mutual Inv Fd         FUND 939330106      632  21954.628   SH           Defined 01                             21954.628
Westport Small Cap Funds Cl I    FUND 961323409      889  40423.150   SH           Defined 01                             40423.150
Boston Chicken, Inc.             CNV  100578AA1        0     100000   PRN          Defined 01                                100000
REPORT SUMMARY                   118 DATA RECORDS 290571              1              OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED